Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Results
Year Ended December 31, 2015	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$17,340	$4,527	$67	$21,934	$—	$21,934
Universal life and investment-type product policy fees	941	1,294	249	2,484	100	2,584
Net investment income	6,037	5,902	94	12,033	(456)	11,577
Other revenues	729	135	672	1,536	—	1,536
Net investment gains (losses)	—	—	—	—	259	259
Net derivative gains (losses)	—	—	—	—	881	881
Total revenues	25,047	11,858	1,082	37,987	784	38,771
Expenses
Policyholder benefits and claims and policyholder dividends	18,384	7,218	125	25,727	64	25,791
Interest credited to policyholder account balances	1,212	933	34	2,179	4	2,183
Capitalization of DAC	(71)	(409)	(2)	(482)	—	(482)
Amortization of DAC and VOBA	59	527	44	630	112	742
Interest expense on debt	5	4	113	122	—	122
Other expenses	2,724	1,825	1,324	5,873	3	5,876
Total expenses	22,313	10,098	1,638	34,049	183	34,232
Provision for income tax expense (benefit)	981	555	37	1,573	209	1,782
Operating earnings	$1,753	$1,205	$(593)	2,365
Adjustments to:
Total revenues				784
Total expenses				(183)
Provision for income tax (expense) benefit				(209)
Income (loss) from continuing operations, net of income tax				$2,757		$2,757

At December 31, 2015	U.S	MetLife Holdings	Corporate & Other	Total
	(In millions)
Total assets	$231,653	$178,734	$39,133	$449,520
Separate account assets	$79,540	$48,478	$7,921	$135,939
Separate account liabilities	$79,540	$48,478	$7,921	$135,939

	Operating Results
Year Ended December 31, 2014	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$16,771	$4,523	$90	$21,384	$—	$21,384
Universal life and investment-type product policy fees	907	1,257	248	2,412	54	2,466
Net investment income	5,927	6,105	333	12,365	(472)	11,893
Other revenues	702	407	699	1,808	—	1,808
Net investment gains (losses)	—	—	—	—	143	143
Net derivative gains (losses)	—	—	—	—	1,037	1,037
Total revenues	24,307	12,292	1,370	37,969	762	38,731
Expenses
Policyholder benefits and claims and policyholder dividends	17,825	7,102	123	25,050	45	25,095
Interest credited to policyholder account balances	1,164	966	33	2,163	11	2,174
Capitalization of DAC	(78)	(325)	(21)	(424)	—	(424)
Amortization of DAC and VOBA	54	467	58	579	116	695
Interest expense on debt	12	8	130	150	1	151
Other expenses	2,639	1,709	1,307	5,655	(6)	5,649
Total expenses	21,616	9,927	1,630	33,173	167	33,340
Provision for income tax expense (benefit)	954	762	(394)	1,322	210	1,532
Operating earnings	$1,737	$1,603	$134	3,474
Adjustments to:
Total revenues				762
Total expenses				(167)
Provision for income tax (expense) benefit				(210)
Income (loss) from continuing operations, net of income tax				$3,859		$3,859

At December 31, 2014	U.S.	MetLife Holdings	Corporate & Other	Total
	(In millions)
Total assets	$234,314	$183,508	$40,396	$458,218
Separate account assets	$79,602	$50,905	$8,828	$139,335
Separate account liabilities	$79,602	$50,905	$8,828	$139,335

	Operating Results
Year Ended December 31, 2013	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$15,969	$4,450	$56	$20,475	$—	$20,475
Universal life and investment-type product policy fees	899	1,139	258	2,296	67	2,363
Net investment income	5,704	5,936	577	12,217	(432)	11,785
Other revenues	675	306	718	1,699	—	1,699
Net investment gains (losses)	—	—	—	—	48	48
Net derivative gains (losses)	—	—	—	—	(1,070)	(1,070)
Total revenues	23,247	11,831	1,609	36,687	(1,387)	35,300
Expenses
Policyholder benefits and claims and policyholder dividends	17,134	6,967	126	24,227	10	24,237
Interest credited to policyholder account balances	1,240	963	33	2,236	17	2,253
Capitalization of DAC	(75)	(481)	(6)	(562)	—	(562)
Amortization of DAC and VOBA	54	390	47	491	(230)	261
Interest expense on debt	11	7	132	150	3	153
Other expenses	2,486	2,229	1,390	6,105	31	6,136
Total expenses	20,850	10,075	1,722	32,647	(169)	32,478
Provision for income tax expense (benefit)	844	566	(294)	1,116	(435)	681
Operating earnings	$1,553	$1,190	$181	2,924
Adjustments to:
Total revenues				(1,387)
Total expenses				169
Provision for income tax (expense) benefit				435
Income (loss) from continuing operations, net of income tax				$2,141		$2,141

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Life insurance	$13,811	$13,865	$13,482
Accident & health insurance	7,475	7,247	6,873
Annuities	4,548	4,352	4,007
Non-insurance	220	194	175
Total	$26,054	$25,658	$24,537